INVESTMENT MANAGERS SERIES TRUST II
235 West Galena Street
Milwaukee, Wisconsin 53212

February 10, 2017

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the "Registrant") File No. 333-191476 and 811-22894 on behalf of the WV Concentrated Equities Fund (the "Fund")

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 110 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) to create one new series, the WV Concentrated Equities Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake